Mineral Licenses, Net	12 Months Ended
Dec. 31, 2012
Mineral Licenses, Net
11.	MINERAL LICENSES, NET

Mineral licenses, net are comprised of the following:

	December 31, 2012	December 31, 2011
Coal deposits	3,917,536	3,814,771
Chrome deposits	1,367,152	1,388,856
Iron ore deposits	91,376	78,059
Nickel deposits	—	34,516
Limestone deposits	2,851	2,689
Quartzite deposits	308	306

Mineral licenses before depletion	5,379,223	5,319,197
Accumulated depletion	(720,566)	(585,521)

Mineral licenses, net	4,658,657	4,733,676

Most of existing mineral licenses were recorded upon acquisition of mining and ferroalloy subsidiaries. Fair values of mineral licenses pertaining to the appraised underlying mineral assets at the date of acquisition were determined by the Group based on appraisals performed by independent mining engineers for each acquisition date. The carrying values of the mineral licenses were reduced proportionate to the depletion of the respective mineral reserves at each deposit related to mining and production of reserves adjusted for the reserves re-measurement and purchase accounting effects. No residual value is assumed in the mineral license valuation.

To determine the value of the mineral licenses as of December 31, 2012, the Group used quantities of underlying mineral assets, production data and other factors, including economic viability and any new exploration data.

The Group’s mining and ferroalloy segments production activities are located within Russia, Kazakhstan and the United States. The Group’s mineral reserves and deposits are situated on the land belonging to government and regional authorities. In Russia, mining minerals require a subsoil license from the state authorities with respect to identified mineral deposits. The Group obtains licenses from such authorities and pays certain taxes to explore and produce from these deposits. These licenses expire up to 2037, with the most significant licenses expiring between 2013 and 2024, and management believes that they may be extended at the initiative of the Group without substantial cost. Management intends to extend such licenses for deposits expected to remain productive subsequent to their license expiry dates. In Kazakhstan, the Group has mining licenses for the period ended in 2029 for a chrome deposit and license expiring in 2017 for a nickel deposit. In the United States, the Group controls coal reserves and resources through a combination of lease and ownership. The leases contain percentage royalties, which vary from 3% to 8.5% and depend on coal selling prices and most of these leases contain minimums recoupable from the future production. The leases expire over the period from 2013 to 2018, and they generally contain extension clauses.

The Group holds the license for the development of the Elga coal deposit, located in the Far Eastern part of the Russian Federation. The current license expires in 2020 and is subject to renewal conditioned upon complying with certain commitments and obligations undertaken by Mechel under the Purchase and Sales Agreement and the license requirements. According to the license, as amended in May 2010, the Group is required to meet the following construction deadlines and operational milestones: (a) build a rail line from the Ulak station on the Baikal-Amur Mainline up to the coal deposit by December 31, 2011; (b) complete construction of the first phase of the Elga coal complex by December 31, 2013; (c) reach annual coal production capacity of 9.0 million tonnes by July 1, 2013; (d) reach annual coal production capacity of 18.0 million tonnes by July 1, 2018; and (e) commission a coal washing plant with an annual capacity of 9.0 million tonnes by December 31, 2015. All amendments of the terms of the license were approved by the Ministry of Natural Resources and Ecology.

The Group has significant commitments for the construction of the railway (refer to Note 25). Management believes that as of April 15, 2013, the Group is in compliance with the requirements and commitments set by the license. Based on the results of the impairment analysis of long-lived assets performed by the Group during the year ended December 31, 2012, a loss from impairment of nickel mineral licenses was recognized in the amount of $10,514 (refer to Note 23).